Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment [Abstract]
Property and Equipment [text block table]	in € m. Owner occupied properties Furniture and equipment Leasehold improvements Construction-in-progress Property and equipment owned (IAS 16) Right-of-use for leased assets (IFRS 16) Total Cost of acquisition: Balance as of January 1, 2021 587 2,343 2,897 387 6,214 4,844 11,058 Changes in the group of consolidated companies (1) 0 0 0 (1) 0 (1) Additions 0 113 46 391 550 254 804 Transfers 58 (8) 354 (321) 83 367 451 Reclassifications (to)/from “held for sale” (131) (16) (94) (1) (241) 0 (241) Disposals 0 187 146 79 412 165 578 Exchange rate changes 1 38 45 21 105 139 244 Balance as of December 31, 2021 514 2,283 3,102 398 6,297 5,439 11,737 Changes in the group of consolidated companies 0 0 0 0 0 0 0 Additions 0 94 65 178 337 971 1,308 Transfers 0 109 362 (377) 94 78 171 Reclassifications (to)/from “held for sale” 0 (7) (12) 0 (19) (0) (19) Disposals 11 72 35 0 118 417 535 Exchange rate changes (1) 27 42 16 84 117 201 Balance as of December 31, 2022 503 2,434 3,523 216 6,676 6,187 12,863 Accumulated depreciation and impairment: Balance as of January 1, 2021 317 1,856 1,989 0 4,163 1,347 5,510 Changes in the group of consolidated companies (1) 0 0 0 (1) 0 (1) Depreciation 16 140 204 0 360 631 991 Impairment losses 12 7 39 1 59 99 158 Reversals of impairment losses 0 0 0 0 0 18 18 Transfers 57 16 10 0 84 2 85 Reclassifications (to)/from “held for sale” (115) (15) (62) 0 (191) 0 (191) Disposals 0 178 125 0 303 133 436 Exchange rate changes 1 34 39 0 74 29 103 Balance as of December 31, 2021 288 1,860 2,095 1 4,244 1,957 6,201 Changes in the group of consolidated companies 0 0 0 0 0 0 0 Depreciation 13 141 194 0 348 573 922 Impairment losses 1 0 4 0 4 6 11 Reversals of impairment losses 4 0 0 0 4 17 21 Transfers 0 61 24 0 86 3 89 Reclassifications (to)/from “held for sale” 0 (6) (9) 0 (15) 0 (15) Disposals 11 55 28 0 93 393 486 Exchange rate changes (1) 20 24 0 43 17 60 Balance as of December 31, 2022 286 2,022 2,304 1 4,613 2,147 6,760 Carrying amount: Balance as of December 31, 2021 226 423 1,007 398 2,054 3,482 5,536 Balance as of December 31, 2022 217 412 1,219 215 2,063 4,040 6,103